Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Per Common Share
Schedule of reconciliation of the numerators and denominators for the basic and diluted per common share

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss - basic and diluted	$(30,799,160)	$—	$(20,079,161)	$—
Less: Income attributable to common stock subject to possible redemption	—	—	—	—
Net loss available to common shares	$(30,799,160)	$—	$(20,079,161)	$—
Demoninator:
Weighted average number of shares - basic	16,954,225	6,037,500	18,394,339	6,037,500
Warrants	—	—	—	—
Weighted average number of shares - diluted	16,954,225	6,037,500	18,394,339	6,037,500
Basic and diluted loss available to common shares	$(1.82)	$—	$(1.09)	$—

			For the period from
			March 13, 2018
	Twelve months ended December 31,		(inception) through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—
Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500
Basic and diluted loss available to common shares	$(2.99)	$—	$—